OPPENHEIMER REAL ESTATE FUND
The Fund Summary
Investment Objective.
The Fund seeks total return.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section “About Your Account” beginning on page 13 of the prospectus and in the sections “How to Buy Shares” beginning on page 46 and “Appendix A” in the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - OPPENHEIMER REAL ESTATE FUND	Class A	Class B	Class C	Class R	Class Y	Class I
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	5.00%	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - OPPENHEIMER REAL ESTATE FUND		Class A	Class B	Class C	Class R	Class Y	Class I
Management Fees		0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none	none
Other Expenses		0.23%	0.23%	0.23%	0.23%	0.23%	0.04%
Total Annual Fund Operating Expenses		1.43%	2.18%	2.18%	1.68%	1.18%	0.99%
Fee Waiver and/or Expense Reimbursement	[1]	(0.10%)	(0.10%)	(0.10%)	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.33%	2.08%	2.08%	1.58%	1.08%	0.89%
[1]	After discussions with the Fund’s Board, the Manager has contractually agreed to waive 0.10% of its management fee for each class of the Fund. The fee waiver may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the Board.

Example.
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period during which such fee waivers and/or expense reimbursements are in effect. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:
If shares are redeemed
Expense Example - OPPENHEIMER REAL ESTATE FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	703	995	1,308	2,193
Class B	713	980	1,373	2,161
Class C	313	680	1,173	2,532
Class R	162	524	911	1,995
Class Y	111	367	643	1,431
Class I	91	307	540	1,210

If shares are not redeemed
Expense Example, No Redemption - OPPENHEIMER REAL ESTATE FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	703	995	1,308	2,193
Class B	213	680	1,173	2,161
Class C	213	680	1,173	2,532
Class R	162	524	911	1,995
Class Y	111	367	643	1,431
Class I	91	307	540	1,210

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.
Principal Investment Strategies.
Under normal market conditions, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in common stocks and other equity securities of real estate companies. The Fund considers a real estate company to be one that derives at least 50% of its revenues from, or invests at least 50% of its assets in, the ownership, construction, financing, management or sale of commercial, industrial or residential real estate. The Fund primarily invests in real estate investment trusts ("REITs") but may also invest in real estate operating companies ("REOCs") and other real estate related securities. REOCs are real estate companies that have not elected to be taxed as REITs and therefore are not required to distribute taxable income and have fewer restrictions on what they can invest in. The assets of the REITs that the Fund invests in are primarily land and buildings, although the Fund may invest in REITs that hold mortgages or a combination of investment types.

The portfolio manager employs both top-down and bottom-up methods in selecting securities for the Fund.

Top-Down Analysis. The Fund's portfolio manager is employed by the Fund's sub-sub-adviser, Cornerstone Real Estate Advisers LLC (the "Sub-Sub-Adviser"), which has in-house real estate specialists who can provide field observations regarding local, regional and national real estate trends and fundamentals in support of the top-down analysis. The Sub-Sub-Adviser also has comprehensive property databases that track the real estate markets by property type, geographic metro area and company portfolio. This allows the portfolio manager to use proprietary models to analyze markets at various levels, including Standard Industrial Classification code, zip code and Metropolitan Statistical Area, resulting in comprehensive industry databases.

The Fund's top-down portfolio weightings are determined by a national, regional and metro area market analysis of the following factors:
  Projected growth in supply and demand factors specifically related to the commercial property markets.
  Projected growth in new commercial space by tracking construction in process and building permit activity.
  Expected growth in supply and demand for hotels.
  Projected growth in Gross Domestic Product and airline travel.
  Anticipated growth in new construction and building permit activity of all classes of business, leisure and resort hotels.
  Anticipated growth in supply and demand factors affecting residential real estate.
  Expected growth in population, employment, personal income, household formations and propensity to own versus rent.
  Current affordability of the single-family residential real estate market.
Bottom-Up Analysis. The portfolio manager's bottom-up analysis uses traditional equity analysis to assess an individual real estate company's portfolio, current business strategy, capital structure and management track record. Specifically, the portfolio manager looks for companies with the following characteristics:
  Capacity for predictable and sustainable growth in revenue and earnings per share.
  Dominant owner/operator in its property types and geographic markets.
  Property holdings poised for potentially higher growth due to management's strategic positioning or due to geographic locations in markets where land suitable for development is scarce.
  Strong capital structure and access to capital that may help to effect long-term business strategies.
  Experienced senior management with a strong track record and a wide spectrum of industry-specific skills.
  Attractive valuation relative to other companies and to historical valuations in the real estate market.
The Fund may buy securities issued by companies of any size or market capitalization range and at times might increase its emphasis on securities of issuers in a particular capitalization range.
Principal Risks.
The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Real Estate Market Risks. The Fund's performance is closely linked to the performance of the real estate markets. Property values or revenues from real estate investments may fall due to many different factors, including: market disruptions, increased vacancies or declining rents, negative economic developments affecting businesses or individuals, increased real estate operating costs, low demand, oversupply, obsolescence, competition, uninsured casualty losses, condemnation losses, environmental liabilities, the failure of borrowers to repay loans in a timely manner, changes in prevailing interest rates or rates of inflation, lack of available credit or changes in federal or state taxation policies affecting real estate. The price of a real estate company's securities may also drop because of dividend reductions, lowered credit ratings, poor company management, or other factors that affect companies in general. Real estate companies, including REITs, tend to be small- and mid-cap companies and their shares may be more volatile and less liquid.

Risks of Investing in REITs. Investment in REITs is closely linked to the performance of the real estate markets. Property values or revenues from real estate investments may fall due to a number of factors, including but not limited to disruptions in real estate markets, increased vacancies or declining rents, increased property taxes and other operating costs, low demand or oversupply, the failure of borrowers to repay loans in a timely manner, changes in tax and regulatory requirements and changes in interest rates or rates of inflation. Mortgage REITs are particularly subject to interest rate risks.

REITs are dependent upon the quality of their management and may not be diversified geographically or by property type. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. REITs generally tend to be small- to mid-cap stocks and are subject to risks of investing in those securities, including limited financial resources and dependency on heavy cash flow. REITs must satisfy certain requirements in order to qualify for favorable tax treatment under applicable tax laws, and a failure to qualify could adversely affect the value of the REIT. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

Smaller Real Estate Company Risks. Smaller companies are typically subject to greater risk of loss than larger companies. They may be more sensitive to changes in a company's earnings expectations and may experience more price volatility. Smaller companies' securities often trade in lower volumes and may be harder to sell at an acceptable price. Buy and sell transactions in a smaller company's stock could impact the stock's price more than it would a larger company's stock. Smaller real estate companies may have limited access to financial and other resources and lack liquidity in a declining market. They may have unseasoned management and may be more sensitive to changes in management or depth of management skill than larger, more established companies.

Risks of Investing in Stocks. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time. For example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen. A variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.

Concentration Risk. Concentration risk is the risk that the Fund's investments in the securities of companies in one industry or market sector will cause the Fund to be more exposed to developments affecting a single industry or market sector than a more broadly diversified fund would be.

Because the Fund invests primarily in real estate securities, the Fund may perform poorly during a downturn in that industry.

Risks of Non-Diversification. The Fund is classified as a "non-diversified" fund under the Investment Company Act of 1940. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a "diversified" fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.

Who is the Fund Designed For? The Fund is designed for investors seeking to diversify their investments by adding real estate securities to their portfolios. Investors should be willing to assume the risks of a fund that invests in real estate for total return. Because the Fund's income level will fluctuate, the Fund is not designed for investors needing an assured level of income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund's Past Performance.
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A Shares) from calendar year to calendar year and by showing how the Fund's average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/RealEstateFund

Sales changes and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 32.81% (3rd Qtr 09) and the lowest return for a calendar quarter was -38.81% (4th Qtr 08). For the period from January 1, 2016 to March 31, 2016 the cumulative return (not annualized) before sales charges and taxes was 4.91%.
The following table shows the average annual total returns for each class of the Fund’s shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Average Annual Total Returns for the periods ending December 31, 2015
Average Annual Total Returns - OPPENHEIMER REAL ESTATE FUND	1 Year	5 Years	10 Years	(or life of class, if less)		Inception Date
Class A Shares	(3.50%)	10.27%	6.57%			Mar. 04, 2002
Class A Shares | Return After Taxes on Distributions	(6.30%)	8.94%	5.41%			Mar. 04, 2002
Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares	(1.02%)	7.74%	4.86%			Mar. 04, 2002
Class B Shares	(3.05%)	10.48%	6.73%			Oct. 01, 2003
Class C Shares	0.71%	10.75%	6.40%			Oct. 01, 2003
Class R Shares	2.14%	11.30%	6.93%			Oct. 01, 2003
Class Y Shares	2.63%	11.90%	7.59%			Oct. 01, 2003
Class I Shares	2.84%			10.90%		Aug. 28, 2012
FTSE/NAREIT Equity REIT Index (reflects no deduction for fees, expense and taxes)	3.20%	11.96%	7.41%	10.30%	[1]
[1]	As of 08/31/2012